Expense Example {- Fidelity® Puritan® Fund} - 08.31 Fidelity Puritan Fund K PRO-09 - Fidelity® Puritan® Fund - Fidelity Puritan Fund-Class K	Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542